Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill And Intangible Assets, Net [Abstract]
Balance at the beginning of the year	$ 22,518	$ 3,792
Acquisitions		18,233
Functional currency translation adjustments	688	493
Balance at the year end	$ 23,206	$ 22,518